Taxation - Summary of Reconciliation of Income Tax (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation [Abstract]
Profit before income tax expense	¥ 3,632	¥ 4,632	¥ 4,540
Tax calculated at a tax rate of 25%	908	1,158	1,135
Effects of different tax rates applicable to different subsidiaries of the Group	29	34	(36)
Effects of tax holiday on assessable profit of certain subsidiaries	(34)	(214)	(88)
Effects of preferential tax rate on assessable profit of certain subsidiaries	(664)	(631)	(556)
Expense not deductible for tax purposes	191	82	133
Income not subject to tax	(3)
Unrecognized deferred income tax assets	27	46	16
Utilization of previously unrecognized tax assets	(38)	(11)	(50)
Others	1	(8)	9
Total income tax expense	¥ 417	¥ 456	¥ 563